Other Financial Assets At Fair Value Through Profit Or Loss	12 Months Ended
Dec. 31, 2018
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Other Financial Assets At Fair Value Through Profit Or Loss

13. OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

	2018 £m		2017 £m
Loans and advances to customers:
Loans to housing associations	13		1,034
Other loans	496		515

	509		1,549
Debt securities	3,263		547
Equity securities	93		—
Reverse repurchase agreements – non trading	2,272		—

	6,137	(1)	2,096

(1)	For the Santander UK group, this comprises £1,521m of financial assets designated at FVTPL and £4,616m of financial assets mandatorily at FVTPL.

Loans and advances to customers principally represented other loans, being a portfolio of roll-up mortgages and associated receivables that is managed, and has its performance evaluated, on a fair value basis in accordance with a documented investment strategy, and information about them is provided on that basis to management. Since 2009, the Santander UK group’s policy has been not to designate similar new loans at fair value through profit or loss.

As part of the establishment of credit protection vehicles sponsored by Santander UK, we retained £3,053m of senior tranches of credit linked notes, classified as debt securities in the table above. These vehicles provide credit protection on reference portfolios of Santander UK group loans with junior notes sold to external investors. As these notes do not have SPPI characteristics they are mandatorily held at fair value. These credit linked notes are valued using the same parameters as the related collateral and financial guarantees described in Note 24, such that changes in their respective valuations are offset exactly, and there is no charge or credit to the income statement. For more, see ‘Credit protection entities’ in Note 21.

The net (loss)/gain in the year attributable to changes in credit risk for loans and advances at fair value through profit or loss was £(1m) (2017: £49m, 2016: £40m). The cumulative net loss attributable to changes in credit risk for loans and advances at fair value through profit or loss at 31 December 2018 was £2m (2017: £120m).